Accounts Receivable - Allowance for doubtful accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Balance at beginning of year	¥ 2,153	¥ 1,673
Provision	(56)	480
Balance at end of year	¥ 2,097	¥ 2,153